Investment Properties (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commercial building [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Average price per square meter	$ 1,094	$ 1,139
Impact on statement of income for the increase in price per square meter	1,956,599	2,031,247
Impact on statement of income for the decrease in price per square meter	$ (1,956,599)	$ (2,031,247)
Lands [Member]
Statement Line Items [Line Items]
Percentage of increase decrease in commercial building	10.00%	10.00%
Average price per square meter	$ 195	$ 151
Impact on statement of income for the increase in price per square meter	418,867	1,078,458
Impact on statement of income for the decrease in price per square meter	$ (418,867)	$ (1,078,458)